Stock Plans, Share-Based Payments and Warrants - Summary of Information About Stock Options Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2014 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding as of December 31, 2013 | shares	2,472,234
Options Outstanding, Weighted Average Exercise Price	$ 0.96
Options Exercisable, Number Exercisable as of December 31, 2013 | shares	1,679,392
Options Exercisable, Weighted Average Exercise Price	$ 1.11
Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower Range	0.33
Range of Exercise Price, Upper Range	$ 2.60
Options Outstanding, Number Outstanding as of December 31, 2013 | shares	2,460,284
Options Outstanding, Weighted Average Remaining Contractual Life In Years	8 years 6 months 26 days
Options Outstanding, Weighted Average Exercise Price	$ 0.91
Options Exercisable, Number Exercisable as of December 31, 2013 | shares	1,667,441
Options Exercisable, Weighted Average Exercise Price	$ 0.92
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower Range	15.40
Range of Exercise Price, Upper Range	$ 29.8
Options Outstanding, Number Outstanding as of December 31, 2013 | shares	10,450
Options Outstanding, Weighted Average Remaining Contractual Life In Years	4 years 6 months 4 days
Options Outstanding, Weighted Average Exercise Price	$ 21.89
Options Exercisable, Number Exercisable as of December 31, 2013 | shares	10,450
Options Exercisable, Weighted Average Exercise Price	$ 21.89
Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower Range	51.40
Range of Exercise Price, Upper Range	$ 96
Options Outstanding, Number Outstanding as of December 31, 2013 | shares	1,500
Options Outstanding, Weighted Average Remaining Contractual Life In Years	1 year 6 months 29 days
Options Outstanding, Weighted Average Exercise Price	$ 64.47
Options Exercisable, Number Exercisable as of December 31, 2013 | shares	1,500
Options Exercisable, Weighted Average Exercise Price	$ 64.47